Note 13 - Stock-Based Compensation (Detail) - Options Outstanding (USD $)	12 Months Ended
Dec. 31, 2012
Number Outstanding	608,852
Number Exercisable	391,378
$7.45 to $8.93 [Member]
Number Outstanding	65,530
Weighted Average Remaining Contractual Life	7 years 328 days
Weighted Average Exercise Price (in Dollars per share)	$ 8.10
Number Exercisable	16,730
Weighted Average Exercise Price of Exercisable Shares (in Dollars per share)	$ 8.22
$9.00 to $11.64 [Member]
Number Outstanding	239,692
Weighted Average Remaining Contractual Life	7 years 9 months
Weighted Average Exercise Price (in Dollars per share)	$ 9.21
Number Exercisable	78,098
Weighted Average Exercise Price of Exercisable Shares (in Dollars per share)	$ 9.19
$13.25 to $16.85 [Member]
Number Outstanding	157,205
Weighted Average Remaining Contractual Life	4 years 248 days
Weighted Average Exercise Price (in Dollars per share)	$ 15.94
Number Exercisable	150,125
Weighted Average Exercise Price of Exercisable Shares (in Dollars per share)	$ 15.96
$17.00 to $18.60 [Member]
Number Outstanding	49,840
Weighted Average Remaining Contractual Life	2 years 266 days
Weighted Average Exercise Price (in Dollars per share)	$ 18.06
Number Exercisable	49,840
Weighted Average Exercise Price of Exercisable Shares (in Dollars per share)	$ 18.06
$18.67 to $20.90 [Member]
Number Outstanding	67,885
Weighted Average Remaining Contractual Life	2 years 58 days
Weighted Average Exercise Price (in Dollars per share)	$ 19.48
Number Exercisable	67,885
Weighted Average Exercise Price of Exercisable Shares (in Dollars per share)	$ 19.48
$21.00 to $22.00 [Member]
Number Outstanding	28,700
Weighted Average Remaining Contractual Life	2 years 58 days
Weighted Average Exercise Price (in Dollars per share)	$ 21.28
Number Exercisable	28,700
Weighted Average Exercise Price of Exercisable Shares (in Dollars per share)	$ 21.28